Employee benefit plans	3 Months Ended
Mar. 31, 2018
Employee benefit plans
Employee benefit plans

10. Employee benefit plans

The Company currently has five principal pension plans, one for German employees, three for French employees and the other covering employees in the United States, the last of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended. In 2018, FMCH did not have a minimum funding requirement. For the first three months of 2018, the Company voluntarily provided €247 to the defined benefit plan. For the remaining period of 2018, the Company expects further voluntarily contributions of €746.

The following table provides the calculations of net periodic benefit cost for the three months ended March 31, 2018 and 2017, respectively.

Net periodic benefit cost
in € THOUS
	For the three months ended March 31,
	2018	2017

Service cost	6.794	7.107
Net interest cost	3.208	2.785
Net periodic benefit costs	10.002	9.892